Loans and Allowance for Credit Losses, Impaired Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	$ 39,332	$ 36,041
Impaired Financing Receivable, Recorded Investment	28,010	25,738
Impaired Financing Receivable, Related Allowance	6,678	6,202
Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	7,191	8,190
Impaired Financing Receivable, Recorded Investment	3,072	3,600
Impaired Financing Receivable, Related Allowance	501	607
Commercial Real Estate Mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	7,490	7,439
Impaired Financing Receivable, Recorded Investment	5,114	5,239
Impaired Financing Receivable, Related Allowance	1,133	1,282
Commercial Real Estate Construction [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	4,733	4,676
Impaired Financing Receivable, Recorded Investment	2,281	2,786
Impaired Financing Receivable, Related Allowance	470	548
Lease Financing [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	127	149
Impaired Financing Receivable, Recorded Investment	68	91
Impaired Financing Receivable, Related Allowance	21	34
Foreign Loans [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	185	215
Impaired Financing Receivable, Recorded Investment	31	15
Impaired Financing Receivable, Related Allowance	8	8
Total Commercial [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	19,726	20,669
Impaired Financing Receivable, Recorded Investment	10,566	11,731
Impaired Financing Receivable, Related Allowance	2,133	2,479
Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	16,494	12,834
Impaired Financing Receivable, Recorded Investment	14,486	11,603
Impaired Financing Receivable, Related Allowance	3,380	2,754
Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	2,232	1,759
Impaired Financing Receivable, Recorded Investment	2,079	1,626
Impaired Financing Receivable, Related Allowance	784	578
Credit Card [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	593	548
Impaired Financing Receivable, Recorded Investment	593	548
Impaired Financing Receivable, Related Allowance	339	333
Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	287	231
Impaired Financing Receivable, Recorded Investment	286	230
Impaired Financing Receivable, Related Allowance	42	58
Total Consumer [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Unpaid Principal Balance	19,606	15,372
Impaired Financing Receivable, Recorded Investment	17,444	14,007
Impaired Financing Receivable, Related Allowance	4,545	3,723
Impaired Financing Receivable With Related Allowances [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	26,890	25,338
Impaired Financing Receivable With Related Allowances [Member] | Commercial and Industrial Loans [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	3,018	3,276
Impaired Financing Receivable With Related Allowances [Member] | Commercial Real Estate Mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	4,637	5,163
Impaired Financing Receivable With Related Allowances [Member] | Commercial Real Estate Construction [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	2,281	2,786
Impaired Financing Receivable With Related Allowances [Member] | Lease Financing [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	68	91
Impaired Financing Receivable With Related Allowances [Member] | Foreign Loans [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	31	15
Impaired Financing Receivable With Related Allowances [Member] | Total Commercial [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	10,035	11,331
Impaired Financing Receivable With Related Allowances [Member] | Real estate 1-4 family first mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	13,909	11,603
Impaired Financing Receivable With Related Allowances [Member] | Real estate 1-4 family junior lien mortgage [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	2,079	1,626
Impaired Financing Receivable With Related Allowances [Member] | Credit Card [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	593	548
Impaired Financing Receivable With Related Allowances [Member] | Other revolving credit and installment [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	274	230
Impaired Financing Receivable With Related Allowances [Member] | Total Consumer [Member]
Impaired Loans [Abstract]
Impaired Financing Receivable, Recorded Investment	$ 16,855	$ 14,007